Short-term provisions (Details) - ZAR (R) R in Millions	Jun. 30, 2018	Jun. 30, 2017
Short-term provisions
Other provisions	R 552	R 522
Short-term portion of long-term provisions	2,567	2,131
Short-term portion of post-retirement benefit obligations	389	354
Total short-term provisions	R 3,508	R 3,007